Net Income Per Share - Additional Information (Detail) - shares	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Earnings Per Share [Abstract]
Weighted average treasury shares excluded in computing basic net income per share	210,593	828,067	1,596,948
Employee share options excluded from the dilutive share calculation	0	0	0